Redeemable Preferred Units (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Units, Preferred Partners' Capital Accounts [Abstract]
Schedule of Redeemable Preferred Units
time in accordance with Regency’s partnership agreement.
The following table provides a reconciliation of the beginning and ending balances of the Regency Preferred Units:

	Regency Preferred Units	Amount
Balance, December 31, 2011	4,371,586	$71
Accretion to redemption value	—	2
Balance, December 31, 2012	4,371,586	$73